UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2025

Date of reporting period:	May 1, 2024 – April 30, 2025

Item 1. Report to Stockholders:

(a) The Report to Shareholders is filed herewith

(b) Not applicable

Putnam ESG Ultra Short ETF
PULT | NYSE Arca, Inc.
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam ESG Ultra Short ETF for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam ESG Ultra Short ETF	$26	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Putnam ESG Ultra Short ETF returned 5.63%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Corporate credit was the largest contributor to the Fund’s relative performance during the period. Issuer selection in the banking sector, the largest sector allocation within the Fund, was the top contributor to performance.

↑	Allocation to commercial paper contributed to returns. The Fund keeps a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.
↑
Allocation in securitized sectors, specifically asset-backed securities, augmented performance as the Fund continued to focus on highly rated securities that are senior in the capital structure to help broaden diversification within the Fund’s corporate exposure.

There were no significant detractors from performance during the period.
Putnam ESG Ultra Short ETF	PAGE 1	39497-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam ESG Ultra Short ETF 1/19/2023 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	Since Inception (1/19/2023)
Putnam ESG Ultra Short ETF (NAV)	5.63	5.69
Bloomberg U.S. Aggregate Index	8.02	2.87
ICE BofA U.S. Treasury Bill Index	4.98	5.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$158,062,913
Total Number of Portfolio Holdings*	408
Total Management Fee Paid (based on a unitary fee)	$265,059
Portfolio Turnover Rate	48%
*	Includes derivatives, if applicable.
Putnam ESG Ultra Short ETF	PAGE 2	39497-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG Ultra Short ETF	PAGE 3	39497-ATSR-0625

Item 2. Code of Ethics:

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer

Item 3. Audit Committee Financial Expert:

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee (and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4. Principal Accountant Fees and Services:

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $23,181 in April 30, 2025 and $21,026 in April 30, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $ — in April 30, 2025 and $ — in April 30, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $3,821 in April 30, 2025 and $3,293 in April 30, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item were $ — in April 30, 2025 and $ — in April 30, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2–01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2–01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $489,646 in April 30, 2025 and $664,363 in April 30, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
ESG Ultra Short ETF

Financial Statements and Other Important Information

Annual | April 30, 2025

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam ETF Trust and Shareholders of
Putnam ESG Ultra Short ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam ESG Ultra Short ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the two years in the period ended April 30, 2025 and for the period January 19, 2023 (commencement of operations) to April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the two years in the period ended April 30, 2025 and for the period January 19, 2023 (commencement of operations) to April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 16, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

ESG Ultra Short ETF	1

The fund’s portfolio 4/30/25
CORPORATE BONDS AND NOTES (74.6%)*	Principal amount	Value
Banking (38.9%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$400,000	$402,974
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	800,000	817,920
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	300,000	302,888
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (US SOFR + 0.65%), 5.027%, 9/30/27 (Australia)	655,000	655,083
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.68%), 5.057%, 7/16/27 (Australia)	482,000	483,325
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	800,000	802,683
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 1.125%, 9/18/25 (Spain)	200,000	197,066
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	600,000	617,629
Banco Santander SA sr. unsec. unsub. FRN 5.552%, 3/14/28 (Spain)	200,000	203,135
Banco Santander SA sr. unsec. unsub. FRN (US SOFR + 1.12%), 5.497%, 7/15/28 (Spain)	200,000	199,621
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	165,000	164,717
Bank of America Corp. sr. unsec. FRN 5.933%, 9/15/27	753,000	767,571
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	820,000	823,376
Bank of America Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 1.05%), 5.412%, 2/4/28	135,000	135,509
Bank of America Corp. sr. unsec. unsub. FRN (US SOFR + 0.83%), 5.21%, 1/24/29	539,000	534,913
Bank of Ireland Group PLC 144A sr. unsec. notes 6.253%, 9/16/26 (Ireland)	514,000	516,727
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.88%), 5.247%, 9/10/27 (Canada)	409,000	408,769
Bank of Montreal sr. unsec. FRN (US SOFR + 0.86%), 5.242%, 1/27/29 (Canada)	757,000	752,854
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	96,000	96,000
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, 5.148%, 5/22/26	550,000	550,198
Bank of New York Mellon (The) sr. unsec. notes 4.587%, 4/20/27	250,000	250,962
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 5.153%, 7/21/28	283,000	282,482
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 1.00%), 5.367%, 9/8/28 (Canada)	496,000	495,228
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.148%, 6/4/27 (Canada)	671,000	670,394
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	490,000	497,345
Bank of Nova Scotia (The) unsec. sub. notes 4.50%, 12/16/25 (Canada)	230,000	229,434
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR + 0.89%), 5.257%, 2/14/29 (Canada)	325,000	322,593
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 1.07%), 5.433%, 2/16/28 (France)	515,000	513,990
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	500,000	508,250
Barclays PLC sr. unsec. unsub. FRN 7.325%, 11/2/26 (United Kingdom)	384,000	388,356
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	630,000	644,357
Barclays PLC sr. unsec. unsub. FRN 5.304%, 8/9/26 (United Kingdom)	200,000	200,114
Barclays PLC sr. unsec. unsub. notes 5.829%, 5/9/27 (United Kingdom)	200,000	202,111
Barclays PLC sr. unsec. unsub. notes 4.375%, 1/12/26 (United Kingdom)	310,000	309,303
BNP Paribas SA 144A sr. unsec. notes (US SOFR + 1.43%), 5.814%, 5/9/29 (France)	695,000	695,000
BNP Paribas SA 144A sr. unsec. unsub. notes 3.50%, 11/16/27 (France)	400,000	388,989
BNP Paribas SA 144A unsec. sub. notes 4.375%, 9/28/25 (France)	200,000	199,365
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 5.332%, 9/25/25 (France)	250,000	250,122
BPCE SA 144A sr. unsec. FRN 1.652%, 10/6/26 (France)	250,000	246,541
BPCE SA 144A sr. unsec. notes 6.612%, 10/19/27 (France)	440,000	452,104
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	819,000	825,708
CaixaBank SA 144A sr. unsec. notes 6.684%, 9/13/27 (Spain)	708,000	726,526
Canadian Imperial Bank of Commerce sr. unsec. FRN (US SOFR + 1.03%), 5.407%, 3/30/29 (Canada)	410,000	408,474
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	553,000	564,764
Canadian Imperial Bank of Commerce sr. unsec. notes (US SOFR + 1.22%), 5.598%, 10/2/26 (Canada)	230,000	231,438
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.94%), 5.318%, 6/28/27 (Canada)	511,000	511,385

2
ESG Ultra Short ETF

CORPORATE BONDS AND NOTES (74.6%)* cont.	Principal amount	Value
Banking cont.
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.298%, 9/11/27 (Canada)	$402,000	$401,323
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	65,000	65,229
Commonwealth Bank of Australia 144A sr. unsec. FRN (US SOFR + 0.64%), 5.009%, 3/14/28 (Australia)	265,000	264,824
Commonwealth Bank of Australia 144A sr. unsec. FRN (US SOFR + 0.46%), 4.824%, 11/27/26 (Australia)	418,000	417,840
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	620,000	618,329
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.62%), 4.985%, 8/28/26 (Netherlands)	660,000	660,901
Cooperatieve Rabobank UA sr. unsec. notes 4.883%, 1/21/28 (Netherlands)	250,000	255,166
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	300,000	300,955
Cooperatieve Rabobank UA 144A sr. unsec. notes 3.649%, 4/6/28 (Netherlands)	300,000	295,449
Cooperatieve Rabobank UA company guaranty unsec. sub. notes 4.375%, 8/4/25 (Netherlands)	410,000	409,237
Credit Agricole SA/London 144A sr. unsec. notes 5.134%, 3/11/27 (France)	250,000	254,126
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 1.21%), 5.578%, 9/11/28 (France)	290,000	290,022
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 0.87%), 5.238%, 3/11/27 (France)	294,000	294,293
Credit Agricole SA/London 144A sr. unsec. FRN 4.631%, 9/11/28 (France)	465,000	464,668
Credit Agricole SA/London 144A sr. unsec. notes 5.589%, 7/5/26 (France)	435,000	440,979
Credit Suisse Group AG 144A sr. unsec. FRN 6.373%, 7/15/26 (Switzerland)	645,000	646,856
Credit Suisse Group AG 144A sr. unsec. notes 6.442%, 8/11/28 (Switzerland)	250,000	259,607
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	1,273,000	1,280,038
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (US SOFR + 0.81%), 5.192%, 1/28/28	250,000	248,075
Fifth Third Bank/Cincinnati, OH sr. unsec. notes 4.967%, 1/28/28	500,000	503,166
Goldman Sachs Bank USA/New York, NY sr. unsec. FRN (US SOFR + 0.75%), 5.114%, 5/21/27	543,000	541,984
Goldman Sachs Bank USA/New York, NY sr. unsec. FRN Ser. BKNT, (US SOFR + 0.77%), 5.141%, 3/18/27	150,000	149,650
Huntington Bancshares, Inc. sr. unsec. unsub. notes 4.00%, 5/15/25	111,000	110,940
Huntington National Bank (The) sr. unsec. FRN (US SOFR + 0.72%), 5.096%, 4/12/28	830,000	826,727
Huntington National Bank (The) sr. unsec. notes 4.871%, 4/12/28	275,000	276,406
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.01%), 5.387%, 4/1/27 (Netherlands)	200,000	200,264
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.01%), 5.385%, 3/25/29 (Netherlands)	545,000	541,387
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	204,090
ING Groep NV sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 5.928%, 9/11/27 (Netherlands)	200,000	201,574
ING Groep NV sr. unsec. unsub. notes 3.95%, 3/29/27 (Netherlands)	515,000	511,287
Intesa Sanpaolo SpA 144A sr. unsec. notes 7.00%, 11/21/25 (Italy)	322,000	325,777
JPMorgan Chase & Co. sr. unsec. FRN (US SOFR + 0.86%), 5.238%, 10/22/28	280,000	280,285
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.92%), 5.298%, 4/22/28	537,000	537,544
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.80%), 5.18%, 1/24/29	633,000	632,691
JPMorgan Chase & Co. sr. unsec. unsub. notes 5.571%, 4/22/28	280,000	286,423
JPMorgan Chase & Co. sr. unsec. unsub. notes 4.505%, 10/22/28	370,000	371,122
KeyBank NA sr. unsec. notes Ser. BKNT, 4.15%, 8/8/25	542,000	540,982
KeyCorp sr. unsec. unsub. notes Ser. MTN, 4.15%, 10/29/25	635,000	632,708
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	200,000	203,165
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 5.921%, 8/7/27 (United Kingdom)	200,000	201,293
Lloyds Banking Group PLC sr. unsec. unsub. FRN 4.716%, 8/11/26 (United Kingdom)	200,000	199,910
Lloyds Banking Group PLC sr. unsec. unsub. notes 5.462%, 1/5/28 (United Kingdom)	530,000	537,257
Lloyds Banking Group PLC sr. unsec. unsub. notes 5.087%, 11/26/28 (United Kingdom)	200,000	202,482
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	756,000	755,980
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	465,000	473,360
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 5.017%, 7/20/28 (Japan)	630,000	637,353
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 1.412%, 7/17/25 (Japan)	200,000	198,648

ESG Ultra Short ETF
3

CORPORATE BONDS AND NOTES (74.6%)* cont.	Principal amount	Value
Banking cont.
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.96%), 5.323%, 5/22/26 (Japan)	$641,000	$641,274
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.62%), 4.988%, 6/11/27 (Australia)	250,000	250,177
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.60%), 4.982%, 10/26/27 (Australia)	559,000	556,476
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR Compounded Index + 1.03%), 5.408%, 7/2/27 (Canada)	250,000	250,080
National Bank of Canada company guaranty sr. unsec. notes 5.60%, 7/2/27 (Canada)	525,000	531,332
National Bank of Canada company guaranty sr. unsec. notes 4.702%, 3/5/27 (Canada)	315,000	315,584
Nationwide Building Society 144A sr. unsec. FRN 6.557%, 10/18/27 (United Kingdom)	1,049,000	1,078,272
Nationwide Building Society 144A sr. unsec. unsub. FRN (US SOFR + 1.29%), 5.653%, 2/16/28 (United Kingdom)	200,000	200,534
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	892,000	900,534
NatWest Group PLC sr. unsec. unsub. FRN (US SOFR + 1.25%), 5.615%, 3/1/28 (United Kingdom)	470,000	471,268
NatWest Group PLC sr. unsec. unsub. FRN 5.583%, 3/1/28 (United Kingdom)	324,000	329,636
NatWest Group PLC sr. unsec. unsub. notes 7.472%, 11/10/26 (United Kingdom)	200,000	202,794
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR + 0.74%), 5.112%, 3/19/27 (Finland)	200,000	200,382
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR + 0.70%), 5.07%, 3/17/28 (Finland)	260,000	259,615
PNC Bank NA sr. unsec. FRN (US SOFR + 0.50%), 4.876%, 1/15/27	250,000	249,791
PNC Bank NA sr. unsec. notes Ser. BKNT, 4.775%, 1/15/27	275,000	275,203
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	742,000	742,712
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	820,000	820,714
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.83%), 5.21%, 1/24/29 (Canada)	434,000	431,388
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.79%), 5.17%, 7/23/27 (Canada)	890,000	890,531
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.72%), 5.097%, 10/18/27 (Canada)	255,000	254,742
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	434,000	433,236
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)	300,000	303,069
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 5.125%, 3/5/27 (Sweden)	400,000	406,537
State Street Bank & Trust Co. sr. unsec. FRN (US SOFR + 0.46%), 4.825%, 11/25/26	250,000	249,793
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.85%), 5.207%, 8/3/26	97,000	97,011
State Street Corp. sr. unsec. unsub. FRN 5.104%, 5/18/26	631,000	631,102
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.64%), 5.02%, 10/22/27	172,000	171,424
State Street Corp. sr. unsec. unsub. notes (US SOFR + 0.95%), 5.33%, 4/24/28	210,000	210,492
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 5.52%, 1/13/28 (Japan)	377,000	388,509
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 1.474%, 7/8/25 (Japan)	875,000	870,042
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.98%), 5.347%, 9/10/27 (Japan)	540,000	541,030
Svenska Handelsbanken AB 144A sr. unsec. FRN (US SOFR + 0.66%), 5.025%, 5/28/27 (Sweden)	370,000	369,823
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.82%), 5.204%, 1/31/28 (Canada)	690,000	688,004
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.62%), 4.99%, 12/17/26 (Canada)	370,000	369,276
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (US SOFR + 0.48%), 4.847%, 8/29/25 (Canada)	395,000	395,350
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 1.08%), 5.457%, 7/17/26 (Canada)	530,000	532,855
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	59,000	59,247
Truist Financial Corp. sr. unsec. FRN Ser. MTN, 6.047%, 6/8/27	493,000	501,187
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 5.90%, 10/28/26	360,000	362,107
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	235,000	234,527
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 3.70%, 6/5/25	190,000	189,797
U.S. Bancorp sr. unsec. unsub. notes 5.727%, 10/21/26	372,000	373,857
U.S. Bank NA/Cincinnati, OH sr. unsec. FRN 4.507%, 10/22/27	820,000	820,651

4
ESG Ultra Short ETF

CORPORATE BONDS AND NOTES (74.6%)* cont.	Principal amount	Value
Banking cont.
UBS Group AG 144A sr. unsec. FRN 4.488%, 5/12/26 (Switzerland)	$405,000	$404,928
UBS Group AG 144A sr. unsec. notes 4.282%, 1/9/28 (Switzerland)	565,000	560,334
UBS Group AG 144A sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	200,000	199,419
Wells Fargo & Co. sr. unsec. unsub. notes (US SOFR + 1.37%), 5.75%, 4/23/29	620,000	624,349
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.72%), 5.084%, 11/17/25 (Australia)	206,000	206,374
Westpac Banking Corp. sr. unsec. unsub. FRN Ser. GMTN, (US SOFR + 0.46%), 4.838%, 10/20/26 (Australia)	1,020,000	1,020,187
		61,468,221
Basic materials (0.4%)
Rio Tinto Finance (USA) PLC company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.84%), 5.209%, 3/14/28 (United Kingdom)	310,000	310,435
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	143,000	142,808
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.45%, 8/1/25	237,000	236,146
		689,389
Capital goods (1.9%)
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.69%), 5.067%, 10/16/26	145,000	145,530
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.56%), 4.923%, 11/15/27	643,000	641,817
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.96%), 5.332%, 9/25/27	300,000	298,810
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.84%), 5.216%, 1/13/28	355,000	353,261
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	150,000	150,186
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	417,000	420,030
John Deere Capital Corp. sr. unsec. unsub. FRN (US SOFR + 0.50%), 4.867%, 3/6/28	425,000	424,278
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.967%, 6/11/27	490,000	490,445
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	121,000	121,500
		3,045,857
Communication services (0.3%)
American Tower Corp. sr. unsec. notes 1.30%, 9/15/25	55,000	54,297
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26 R	77,000	75,783
Rogers Communications, Inc. 3.625%, 12/15/25 (Canada)	160,000	159,133
Sprint, LLC company guaranty sr. unsec. sub. notes 7.625%, 3/1/26	140,000	141,851
		431,064
Consumer cyclicals (7.3%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.92%), 5.293%, 3/21/28	415,000	414,123
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.92%), 5.281%, 8/13/27	972,000	972,666
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.80%), 5.161%, 8/13/26	145,000	145,208
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 4.65%, 3/19/27	260,000	261,526
Dollar Tree, Inc. sr. unsec. notes 4.00%, 5/15/25	542,000	541,702
Home Depot, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.33%), 4.702%, 12/24/25	155,000	154,922
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	436,000	443,627
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	353,000	353,188
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.414%, 6/24/27 (South Korea)	528,000	525,254
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.412%, 3/19/27 (South Korea)	346,000	345,474
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.03%), 5.404%, 9/24/27 (South Korea)	249,000	246,843
Hyundai Capital America 144A sr. unsec. notes 5.30%, 3/19/27 (South Korea)	674,000	680,415
Hyundai Capital America 144A sr. unsec. notes 1.65%, 9/17/26 (South Korea)	116,000	111,284
Lennar Corp. company guaranty sr. unsec. sub. notes 5.25%, 6/1/26	97,000	97,243
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	440,000	439,943
Marriott International, Inc./MD 5.75%, 5/1/25	418,000	418,000

ESG Ultra Short ETF
5

CORPORATE BONDS AND NOTES (74.6%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.78%), 5.157%, 4/1/27	$260,000	$258,992
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	360,000	361,194
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.80%, 11/13/26	408,000	409,786
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.75%, 3/31/28	260,000	261,111
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.75%, 8/1/27	263,000	264,129
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	321,000	338,706
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	55,000	55,231
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	575,000	573,861
Owens Corning sr. unsec. notes 5.50%, 6/15/27	145,000	147,928
PayPal Holdings, Inc. sr. unsec. FRN (US SOFR + 0.67%), 5.037%, 3/6/28	265,000	265,142
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.77%), 5.131%, 8/7/26	397,000	397,791
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.96%, 6/9/25	132,000	132,042
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 4.827%, 4/10/26	149,000	148,860
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.83%), 5.202%, 3/20/26	595,000	594,977
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.90%, 8/14/26	500,000	500,733
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 3.35%, 5/13/25	200,000	199,909
Walmart, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index + 0.43%), 4.323%, 4/28/27	450,000	450,800
		11,512,610
Consumer finance (6.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	460,000	460,702
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.00%, 10/29/28 (Ireland)	220,000	207,852
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	705,000	682,225
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	150,000	150,925
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 1.75%, 1/30/26 (Ireland)	309,000	302,161
Air Lease Corp company guaranty sr. unsec. sub. notes Ser. MTN, 5.30%, 6/25/26	307,000	308,821
Air Lease Corp. sr. unsec. notes 3.375%, 7/1/25	439,000	437,914
Air Lease Corp. sr. unsec. notes Ser. MTN, 2.875%, 1/15/26	719,000	708,956
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 5.734%, 10/30/26	8,000	8,033
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.00%), 5.363%, 2/16/28	465,000	466,298
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 5.352%, 7/28/27	280,000	280,882
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 5.312%, 7/26/28	228,000	228,906
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 5.121%, 2/13/26	19,000	19,041
American Express Co. sr. unsec. unsub. notes 6.338%, 10/30/26	556,000	561,041
American Express Co. sr. unsec. unsub. notes (US SOFR + 1.26%), 5.603%, 4/25/29	550,000	552,910
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	43,000	43,148
American Honda Finance Corp. sr. unsec. FRN (US SOFR + 0.82%), 5.185%, 3/3/28	632,000	631,153
American Honda Finance Corp. sr. unsec. FRN Ser. GMTN, (US SOFR + 0.72%), 5.098%, 10/22/27	257,000	255,553
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.62%), 4.991%, 12/11/26	210,000	209,837
Capital One Financial Corp. sr. unsec. unsub. FRN 4.985%, 7/24/26	644,000	644,035
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	343,000	338,699
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	850,000	848,356

6
ESG Ultra Short ETF

CORPORATE BONDS AND NOTES (74.6%)* cont.	Principal amount	Value
Consumer finance cont.
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	$351,000	$350,501
General Motors Financial Co., Inc. sr. unsec. FRB (US SOFR Compounded Index + 1.05%), 5.426%, 7/15/27	195,000	191,701
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	386,000	384,817
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	347,000	334,332
		9,608,799
Consumer staples (1.6%)
Campbell’s Co. (The) sr. unsec. unsub. notes 5.30%, 3/20/26	321,000	322,938
Cargill, Inc. 144A sr. unsec. FRN (US SOFR + 0.61%), 4.972%, 2/11/28	370,000	368,988
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.35%, 3/22/26	220,000	221,764
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	36,000	35,983
Mars, Inc. 144A sr. unsec. sub. notes 4.45%, 3/1/27	316,000	318,050
PepsiCo, Inc. sr. unsec. unsub. notes 4.40%, 2/7/27	215,000	217,014
Starbucks Corp. sr. unsec. sub. notes 3.80%, 8/15/25	555,000	553,566
Starbucks Corp. sr. unsec. unsub. notes 4.75%, 2/15/26	555,000	555,539
		2,593,842
Energy (0.7%)
Chevron USA, Inc. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.47%), 4.834%, 2/26/28	210,000	210,211
Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	350,000	351,712
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	24,000	24,752
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	314,000	317,952
Sabine Pass Liquefaction, LLC sr. notes 5.875%, 6/30/26	230,000	232,035
		1,136,662
Financial (1.2%)
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	548,000	549,424
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.00%, 2/10/26	845,000	846,216
Macquarie Group, Ltd. 144A sr. unsec. unsub. FRN 5.108%, 8/9/26 (Australia)	436,000	436,375
		1,832,015
Health care (1.9%)
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	776,000	774,004
GE Healthcare Holding, LLC sr. unsec. notes 5.60%, 11/15/25	431,000	433,023
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	322,000	322,150
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	208,000	208,004
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	872,000	873,394
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.50%), 4.876%, 7/15/26	411,000	410,621
		3,021,196
Insurance (4.4%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	360,000	365,094
Arthur J Gallagher & Co. sr. unsec. notes 4.60%, 12/15/27	279,000	281,252
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.95%), 5.317%, 3/6/28	419,000	416,939
Athene Global Funding 144A notes 5.349%, 7/9/27	257,000	261,686
Athene Global Funding 144A notes 4.95%, 1/7/27	871,000	876,841
Athene Global Funding 144A sr. notes 4.86%, 8/27/26	292,000	293,254
CNO Global Funding 144A notes 4.875%, 12/10/27	90,000	90,756
Corebridge Global Funding 144A company guaranty sr. unsec. unsub. notes 5.35%, 6/24/26	475,000	480,628
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 5.675%, 9/25/26	510,000	513,790
Marsh & McLennan Cos., Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.062%, 11/8/27	155,000	154,834
Metropolitan Life Global Funding I 144A FRN (US SOFR Compounded Index + 0.70%), 5.068%, 6/11/27	300,000	299,494
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	150,000	150,585
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	253,776
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 5.048%, 4/2/27	955,000	953,894
New York Life Global Funding 144A sr. unsub. notes (US SOFR + 0.88%), 5.261%, 4/25/28	345,000	346,026
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	164,000	166,551

ESG Ultra Short ETF
7

CORPORATE BONDS AND NOTES (74.6%)* cont.	Principal amount	Value
Insurance cont.
Pacific Life Global Funding II 144A FRN (US SOFR Compounded Index + 1.05%), 5.432%, 7/28/26	$400,000	$402,717
Pacific Life Global Funding II 144A FRN (US SOFR + 0.85%), 5.21%, 2/5/27	31,000	31,033
Principal Life Global Funding II 144A notes 4.60%, 8/19/27	97,000	97,582
Protective Life Global Funding 144A FRN (US SOFR + 0.70%), 5.077%, 4/10/26	233,000	233,168
Protective Life Global Funding 144A notes 4.335%, 9/13/27	300,000	299,701
		6,969,601
Investment banking/Brokerage (3.8%)
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 7.146%, 7/13/27 (Germany)	294,000	301,690
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 6.119%, 7/14/26 (Germany)	880,000	881,824
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	435,000	428,139
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 5.798%, 8/10/26	820,000	821,954
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 1.07%), 5.427%, 8/10/26	195,000	195,332
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. GMTN, (CME Term SOFR 3 Month + 2.01%), 6.294%, 10/28/27	11,000	11,182
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes (US SOFR + 1.29%), 5.67%, 4/23/28	345,000	346,326
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	161,000	159,719
Mizuho Markets Cayman LP company guaranty sr. unsec. FRN Ser. MTN, (US SOFR + 0.50%), 4.865%, 9/23/25 (Cayman Islands)	293,000	293,206
Mizuho Markets Cayman LP 144A company guaranty sr. unsec. notes Ser. MTN, (US SOFR + 0.50%), 4.876%, 5/1/26 (Cayman Islands)	310,000	310,132
Mizuho Markets Cayman LP 144A company guaranty sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.977%, 10/6/25 (Cayman Islands)	301,000	301,363
Morgan Stanley sr. unsec. FRN 6.138%, 10/16/26	117,000	117,727
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	520,000	522,067
Morgan Stanley sr. unsec. FRN Ser. MTN, 5.652%, 4/13/28	950,000	970,267
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	49,000	48,328
Morgan Stanley Bank NA sr. unsec. FRN Ser. BKNT, (US SOFR + 0.94%), 5.317%, 7/14/28	384,000	384,054
		6,093,310
Real estate (1.7%)
Boston Properties, LP sr. unsec. unsub. notes 3.65%, 2/1/26 R	574,000	568,187
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26 R	811,000	828,045
Essex Portfolio LP company guaranty sr. unsec. unsub. notes 3.375%, 4/15/26 R	102,000	100,752
Kimco Realty OP, LLC company guaranty sr. unsec. unsub. notes 3.85%, 6/1/25 R	42,000	41,912
Public Storage Operating Co. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.077%, 4/16/27 R	380,000	377,946
Public Storage Operating Co. sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 4.981%, 7/25/25 R	197,000	197,127
Realty Income Corp. sr. unsec. notes 0.75%, 3/15/26 R	300,000	290,694
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26 R	84,000	83,946
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25 R	195,000	194,240
		2,682,849
Technology (1.7%)
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	506,000	514,106
Broadcom, Inc. sr. unsec. notes 4.80%, 4/15/28	157,000	159,308
Hewlett Packard Enterprise Co. sr. unsec. unsub. notes 4.90%, 10/15/25	749,000	749,434
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	78,000	77,413
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	220,000	219,673
Oracle Corp. sr. unsec. notes (US SOFR + 0.76%), 5.122%, 8/3/28	445,000	445,945
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	265,000	258,313
Synopsys, Inc. sr. unsec. notes 4.55%, 4/1/27	75,000	75,431
VMWare, LLC sr. unsec. notes 4.50%, 5/15/25	231,000	230,913
		2,730,536
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.00%, 7/15/25	162,000	161,683
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	265,000	259,678
		421,361

8
ESG Ultra Short ETF

CORPORATE BONDS AND NOTES (74.6%)* cont.	Principal amount	Value
Utilities and power (2.4%)
Constellation Energy Generation, LLC sr. unsec. notes 3.25%, 6/1/25	$238,000	$237,540
Dominion Energy, Inc. sr. unsec. unsub. notes 3.90%, 10/1/25	121,000	120,671
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	60,000	60,629
DTE Energy Co. sr. unsec. unsub. notes Ser. F, 1.05%, 6/1/25	159,000	158,448
Duke Energy Corp. sr. unsec. notes 0.90%, 9/15/25	235,000	231,698
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	90,000	89,514
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	162,000	162,201
Georgia Power Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.28%), 4.653%, 9/15/26	160,000	159,347
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 4.30%, 6/1/25	628,000	627,562
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.80%), 5.162%, 2/4/28	215,000	215,234
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	370,000	371,185
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 4.85%, 2/4/28	75,000	76,208
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	470,000	462,702
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	350,000	346,373
Pacific Gas and Electric Co. sr. FRN (US SOFR Compounded Index + 0.95%), 5.318%, 9/4/25	200,000	199,871
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	214,000	216,991
		3,736,174
Total corporate bonds and notes (cost $117,684,541)		$117,973,486
COMMERCIAL PAPER (19.6%)*	Yield (%)	Maturity date	Principal amount	Value
Agree LP	4.718	5/13/25	$477,000	$476,170
Air Lease Corp.	4.961	7/7/25	250,000	247,716
Alexandria Real Estate Equities, Inc.	4.710	5/16/25	460,000	459,070
Alexandria Real Estate Equities, Inc.	4.701	5/9/25	890,000	888,988
Alimentation Couche-Tard, Inc. (Canada)	4.678	5/12/25	505,000	504,214
Arrow Electronics, Inc.	4.781	5/1/25	525,000	524,930
AvalonBay Communities,Inc.	4.763	5/7/25	540,000	539,519
AvalonBay Communities,Inc.	4.674	5/6/25	365,000	364,721
Boston Properties LP	4.711	6/4/25	340,000	338,451
Boston Properties LP	4.809	5/23/25	250,000	249,255
Boston Properties LP	4.626	5/5/25	385,000	384,754
Broadcom, Inc.	4.646	5/20/25	750,000	748,066
Conagra Brands, Inc.	5.061	5/2/25	439,000	438,886
Conagra Brands, Inc.	4.751	5/1/25	697,000	696,910
Constellation Brands, Inc.	4.850	5/6/25	500,000	499,600
Constellation Brands, Inc.	4.826	5/2/25	250,000	249,934
CRH America Finance, Inc.	4.721	5/21/25	475,000	473,716
Crown Castle, Inc.	4.929	5/13/25	475,000	474,166
Crown Castle, Inc.	4.964	5/6/25	450,000	449,637
CVS Health Corp.	4.801	5/1/25	565,000	564,925
Dominion Energy, Inc.	4.722	5/20/25	500,000	498,719
Dominion Energy, Inc.	4.674	5/9/25	380,000	379,566
Duke Energy Corp.	4.595	5/8/25	400,000	399,597
Duke Energy Corp.	4.613	5/6/25	510,000	509,615
Enbridge US, Inc.	4.738	5/20/25	380,000	379,023
Fidelity National Information Services, Inc.	4.689	5/12/25	500,000	499,233
Fidelity National Information Services, Inc.	4.736	5/1/25	490,000	489,938
Intercontinental Exchange, Inc.	4.608	5/5/25	520,000	519,666
Intercontinental Exchange, Inc.	4.591	5/2/25	470,000	469,879
Intercontinental Exchange, Inc.	4.605	5/1/25	445,000	444,942
Marriott International, Inc./MD	4.670	5/27/25	250,000	249,121
Marriott International, Inc./MD	4.654	5/20/25	880,000	877,687
Marsh & McLennan Cos., Inc.	4.721	5/21/25	545,000	543,527
Marsh & McLennan Cos., Inc.	4.681	5/12/25	345,000	344,471
Marsh & McLennan Cos., Inc.	4.678	5/5/25	535,000	534,660

ESG Ultra Short ETF
9

COMMERCIAL PAPER (19.6%)* cont.	Yield (%)	Maturity date	Principal amount	Value
Mid-America Apartments LP	4.763	5/8/25	$495,000	$494,495
Mid-America Apartments LP	4.668	5/6/25	300,000	299,771
Mid-America Apartments LP	4.684	5/5/25	310,000	309,803
National Grid North America, Inc.	4.807	7/29/25	320,000	316,268
National Grid North America, Inc.	4.752	6/2/25	400,000	398,290
National Grid North America, Inc.	4.749	5/23/25	375,000	373,888
National Grid North America, Inc.	4.669	5/16/25	535,000	533,902
Nutrien, Ltd. (Canada)	4.721	5/29/25	250,000	249,055
Nutrien, Ltd. (Canada)	4.701	5/21/25	390,000	388,938
Nutrien, Ltd. (Canada)	4.661	5/6/25	440,000	439,661
Otis Worldwide Corp.	4.709	5/2/25	390,000	389,901
Owens Corning	4.590	5/14/25	325,000	324,418
Penske Truck Leasing Co.	4.723	5/21/25	500,000	498,615
Penske Truck Leasing Co.	4.717	5/14/25	250,000	249,541
Protective Life Corp.	4.692	5/21/25	425,000	423,863
Protective Life Corp.	4.550	5/7/25	590,000	589,475
RTX Corp.	4.727	5/27/25	390,000	388,632
RTX Corp.	4.712	5/19/25	500,000	498,773
Sempra	4.633	5/6/25	775,000	774,408
Sherwin-Williams Co. (The)	4.649	6/16/25	400,000	397,680
Sherwin-Williams Co. (The)	4.700	5/19/25	475,000	473,888
Sherwin-Williams Co. (The)	4.609	5/13/25	304,000	303,514
Targa Resources Corp.	4.768	5/23/25	340,000	338,928
Targa Resources Corp.	4.720	5/5/25	260,000	259,824
Targa Resources Corp.	4.601	5/1/25	972,000	971,869
UDR, Inc.	4.708	5/29/25	500,000	498,122
UDR, Inc.	4.667	5/8/25	340,000	339,653
Verizon Communications, Inc.	4.617	5/12/25	740,000	738,865
Vulcan Materials Co.	4.697	5/21/25	465,000	463,743
Vulcan Materials Co.	4.683	5/20/25	545,000	543,598
WEC Energy Group, Inc.	4.629	5/13/25	285,000	284,526
WEC Energy Group, Inc.	4.627	5/12/25	350,000	349,463
WEC Energy Group, Inc.	4.627	5/7/25	405,000	404,639
Total commercial paper (cost $31,026,774)				$31,023,281
ASSET-BACKED SECURITIES (2.7%)*	Principal amount	Value
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	$38,332	$38,375
CarMax Auto Owner Trust
Ser. 24-2, Class A3, 5.50%, 1/16/29	408,000	414,800
Ser. 22-2, Class A3, 3.49%, 2/16/27	57,851	57,658
Chase Auto Owner Trust 144A Ser. 24-3A, Class A2, 5.53%, 9/27/27	275,518	276,428
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	19,582	19,600
FRB Ser. 24-2, Class A2B, (US 30 Day Average SOFR + 0.54%), 4.885%, 11/16/26	82,897	82,910
GM Financial Consumer Automobile Receivables Trust
Ser. 24-2, Class A3, 5.10%, 3/16/29	353,000	356,827
Ser. 24-1, Class A3, 4.85%, 12/18/28	290,000	291,813
Ser. 23-1, Class A3, 4.66%, 2/16/28	215,318	215,484
Ser. 22-2, Class A3, 3.10%, 2/16/27	75,080	74,702
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	23,297	23,318
Ser. 23-B, Class A3, 5.69%, 8/15/28	120,000	121,192
Ser. 24-A, Class A2, 5.65%, 2/16/27	182,243	182,665
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	50,883	50,974
Ser. 23-1, Class A3, 5.04%, 4/21/27	501,887	503,143
Huntington Auto Trust 144A Ser. 24-1A, Class A2, 5.50%, 3/15/27	41,318	41,381
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	63,970	64,095
Ser. 23-B, Class A3, 5.48%, 4/17/28	567,832	571,795
Ser. 23-A, Class A3, 4.58%, 4/15/27	308,153	307,967

10
ESG Ultra Short ETF

ASSET-BACKED SECURITIES (2.7%)* cont.	Principal amount	Value
Toyota Auto Receivables Owner Trust
FRB Ser. 24-D, Class A2B, (US 30 Day Average SOFR + 0.39%), 4.735%, 8/16/27	$182,477	$182,478
Ser. 22-C, Class A3, 3.76%, 4/15/27	125,430	124,934
Volkswagen Auto Loan Enhanced Trust Ser. 23-2, Class A2A, 5.72%, 3/22/27	198,588	199,224
Total asset-backed securities (cost $4,181,763)		$4,201,763
U.S. TREASURY OBLIGATIONS (1.7%)*	Principal amount	Value
U.S. Treasury Notes
5.00%, 9/30/25	$583,000	$584,845
4.875%, 4/30/26	2,105,000	2,124,825
Total U.S. treasury obligations (cost $2,685,390)		$2,709,670
CERTIFICATES OF DEPOSIT (0.5%)*	Yield (%)	Maturity date	Principal amount	Value
Intesa Sanpaolo SPA/New York, NY	5.050	1/13/26	$538,000	$539,165
Intesa Sanpaolo SPA/New York, NY FRN	5.230	8/18/25	250,000	250,406
Total certificates of deposit (cost $788,000)				$789,571
SHORT-TERM INVESTMENTS (0.6%)*	Shares	Value
Putnam Government Money Market Fund Class P 4.10% L	945,191	$945,191
Total short-term investments (cost $945,191)		$945,191
TOTAL INVESTMENTS
Total investments (cost $157,311,659)	$157,642,962
Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 1, 2024 through April 30, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $158,062,913.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

ESG Ultra Short ETF
11

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	65.1%	Switzerland	1.3%
Canada	7.6	South Korea	1.2
United Kingdom	4.8	Germany	1.0
France	3.8	Norway	0.8
Australia	3.4	Singapore	0.7
Netherlands	3.2	Cayman Islands	0.6
Japan	2.1	Sweden	0.5
Spain	1.8	Other	0.6
Ireland	1.5	Total	100.0%
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,201,763	$—
Certificates of deposit	—	789,571	—
Commercial paper	—	31,023,281	—
Corporate bonds and notes	—	117,973,486	—
U.S. treasury obligations	—	2,709,670	—
Short-term investments	945,191	—	—
Totals by level	$945,191	$156,697,771	$—

The accompanying notes are an integral part of these financial statements.

12
ESG Ultra Short ETF

Financial statements

Statement of assets and liabilities

4/30/25

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $156,366,468)	$156,697,771
Affiliated issuers (identified cost $945,191) (Note 5)	945,191
Cash	370,057
Dividends, interest and other receivables	1,142,305
Total assets	159,155,324

LIABILITIES
Payable for investments purchased	1,064,654
Payable for compensation of Manager (Note 2)	27,757
Total liabilities	1,092,411
Net assets	$158,062,913

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$157,133,176
Total distributable earnings (Note 1)	929,737
Total — Representing net assets applicable to capital shares outstanding	$158,062,913

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($158,062,913 divided by 3,125,000 shares)	$50.58

The accompanying notes are an integral part of these financial statements.

ESG Ultra Short ETF	13

Statement of operations

Year ended 4/30/25

Investment income
Interest	$5,664,010
Dividends (including dividend income of $42,159 from investments in affiliated issuers) (Note 5)	42,159
Total investment income	5,706,169

EXPENSES
Compensation of Manager (Note 2)	267,846
Fees waived and reimbursed by Manager (Note 2)	(2,787)
Total expenses	265,059
Net investment income	5,441,110

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	70,853
Total net realized gain	70,853
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	328,188
Total change in net unrealized appreciation	328,188
Net gain on investments	399,041
Net increase in net assets resulting from operations	$5,840,151

The accompanying notes are an integral part of these financial statements.

14	ESG Ultra Short ETF

Statement of changes in net assets

	Year ended 4/30/25	Year ended 4/30/24
Increase (decrease) in net assets
Operations
Net investment income	$5,441,110	$5,557,204
Net realized gain on investments	70,853	47,992
Change in net unrealized appreciation of investments	328,188	301,134
Net increase in net assets resulting from operations	5,840,151	5,906,330
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(5,260,078)	(5,744,638)
Proceeds from shares sold (Note 4)	74,315,458	56,561,279
Decrease from shares redeemed (Note 4)	—	(99,322,200)
Other capital (Note 4)	74,316	155,883
Total increase (decrease) in net assets	74,969,847	(42,443,346)
Net assets
Beginning of year	83,093,066	125,536,412
End of year	$158,062,913	$83,093,066
NUMBER OF FUND SHARES
Shares outstanding at beginning of year	1,650,000	2,500,000
Shares sold (Note 4)	1,475,000	1,125,000
Shares redeemed (Note 4)	—	(1,975,000)
Shares outstanding at end of year	3,125,000	1,650,000

The accompanying notes are an integral part of these financial statements.

ESG Ultra Short ETF	15

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Year ended 4/30/25	Year ended 4/30/24	For the period 1/19/23 (commencement of operations) to 4/30/23
Net asset value, beginning of period	$50.36	$50.21	$50.00
Investment operations:
Net investment income (loss)[a]	2.57	2.73	.71
Net realized and unrealized gain (loss) on investments	.16	.18	(.21)
Total from investment operations	2.73	2.91	.50
Less distributions:
From net investment income	(2.55)	(2.84)	(.38)
Total distributions	(2.55)	(2.84)	(.38)
Other capital	.04	.08	.09
Net asset value, end of period	$50.58	$50.36	$50.21
Total return at net asset value (%)[b]	5.63	6.14	1.18*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$158,063	$83,093	$125,536
Ratio of expenses to average net assets (%)[c,d]	.25	.25	.07*
Ratio of net investment income (loss) to average net assets (%)[d]	5.08	5.44	1.41 *
Portfolio turnover (%)[e]	48	84	26 *
*	Not annualized.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	Excludes acquired fund fees and expenses, if any.
[d]	Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Notes 2 and 5):
Percentage of average netassets
April 30, 2025	<0.01%
April 30, 2024	<0.01
April 30, 2023	<0.01
[e]	Portfolio turnover excludes securities received or delivered in-kind, if any.

The accompanying notes are an integral part of these financial statements.

16
ESG Ultra Short ETF

Notes to financial statements 4/30/25

Unless otherwise noted, the “reporting period” represents the period from May 1, 2024 through April 30, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
ETF	Exchange-traded fund
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam ESG Ultra Short ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF. The fund’s investment objective is to seek as high a rate of current income as the fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity.

The fund invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that the fund’s investment manager believes meet relevant environmental, social or governance ESG criteria on a sector-specific basis (“ESG criteria”).

The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac) mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years.

The fund’s investment manager may consider, among other factors, a company’s or issuer’s ESG criteria (as described below), credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in fixed-income securities that meet the fund’s investment manager’s ESG criteria. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. The fund’s investment manager may not apply ESG criteria to investments that are not subject to the fund’s 80% policy and such investments may not meet the fund’s investment manager’s ESG criteria. The fund will not necessarily sell an investment if it no longer meets the fund’s investment manager’s ESG criteria after purchase, subject to compliance with the 80% policy.

In evaluating investments for the fund, the fund’s investment manager identifies relevant ESG criteria for specific sectors, subsectors or countries using an internally developed framework, which may take into account independent third party ESG data. The fund’s investment manager identifies specific ESG criteria (i.e., quality of board, product safety and quality, workforce relations, lending criteria, emissions and waste management, energy efficiency, or governmental corruption, among others) and assigns a percentage weighting to those criteria based on the fund’s investment manager’s assessment of which criteria are more or less important. The fund’s investment manager then categorizes the relevance of each ESG criteria and assigns each criterion a percentage weighting. As part of this analysis, the fund’s investment manager may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, renewable energy consumption, water use and re-use, waste diversion from landfill, employee safety and diversity data, FICO credit scores and income statistics for borrowers, supplier audits, product safety, board composition, or the Global Peace Index. After evaluating these criteria and applying the established weightings, the fund’s investment manager will assign each company, issuer or country, as applicable, a proprietary ESG rating ranging from a 5.0 to a 1.0 with 5.0 indicating the highest (best) ESG rating and 1.0 indicating the lowest (worst) ESG rating. In order to meet the investment manager’s ESG criteria for purposes of the above-referenced non-fundamental investment policy, a company or issuer must generally be rated 2.5 or above by the fund’s investment manager.

For corporate credit (i.e., investment grade-rated and below investment grade-rated securities), the fund’s investment manager also applies a momentum factor in determining the ESG rating of a company or issuer based on the fund’s investment manager’s view of whether the performance of the company or issuer under the relevant ESG criteria is expected to improve or decline. If an issuer is rated 2.0 or above and has a positive momentum factor, a company or issuer will be viewed as meeting the fund’s investment manager’s criteria for purposes of the above-referenced non-fundamental policy. Conversely, if an issuer has a negative momentum factor, it will be viewed as meeting the fund’s investment manager’s criteria for purposes of the above-referenced non-fundamental policy only if it’s rated a 3.0 or above.

While the fund’s investment manager may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.

The fund’s approach to ESG investing incorporates fundamental research together with consideration of ESG criteria which may include, but are not limited to, those included in the following descriptions. Environmental criteria include, for example, a company’s or issuer’s carbon intensity and use of resources like water or minerals. ESG measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supplied from renewable sources, greenhouse gas emissions per capita or improve product design to be less resource intensive. Social criteria include, for example, labor practices, supply chain management, and community relations. ESG measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions, lending to underserved populations, or the degree of universal health coverage. Governance criteria include, for example, board composition, executive compensation, debt structures that improve transparency and bondholders’ rights. ESG measures in this area might include improvements in board independence or diversity, alignment of governmental or management incentives with appropriate strategic ESG objectives, and disclosure of operating and ESG metrics to bondholders.

In the corporate credit sector, the fund’s investment manager combines fundamental analysis with relevant ESG insights with a forward-looking perspective. The fund’s investment manager believes that this approach contributes to a more nuanced assessment of an issuer’s credit profile.

The fund’s investment manager believes that securitized debt instruments present unique challenges in applying ESG criteria due to the presence of various asset types, counterparties involved, and the complex structure of the securitized debt market along with a lack of available ESG-related data. In evaluating securitized debt instruments for potential investment, the fund’s investment manager takes a broad approach, analyzing both the terms of the transaction, including the asset type being securitized, the terms of the transaction, structure of the securitization, as well as key counterparties. Opportunities are analyzed at the asset level within each securitization and each subsector to identify assets that meet relevant ESG thresholds. Additionally, in evaluating securitized debt instruments, the fund’s investment manager analyzes relevant ESG criteria regarding the originator, servicers, or other relevant counterparties.

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In the sovereign debt sector, the fund’s investment manager uses quantitative modeling and fundamental research to evaluate countries across a variety of ESG criteria (i.e., natural resource dependence and level of public corruption) and non-ESG criteria (i.e., global economic conditions, market valuations, and technical factors. The fund’s investment manager believes that sovereign issuers with better ESG scores generally benefit from lower borrowing costs and that ESG criteria may influence the perception of the credit risk of a country’s debt.

The fund’s investment manager evaluates ESG considerations using independent third-party data (where available), and also uses company or issuer disclosures and public data sources. The fund’s investment manager believes that ESG considerations are best analyzed in combination with a company’s or issuer’s fundamentals, including a company’s or issuer’s industry, location, strategic position, and key relationships.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

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At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal periods remains subject to examination by the Internal Revenue Service.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period, there were no material temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund required no such reclassifications.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$412,998
Unrealized depreciation	(86,535)
Net unrealized appreciation	326,463
Undistributed ordinary income	534,827
Undistributed long-term gains	21,332
Undistributed short-term gains	47,115
Cost for federal income tax purposes	$157,316,499

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays its investment manager an annual all-inclusive management fee of 0.25% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $2,787 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the costs incurred by Franklin Templeton Services and is not an additional expense of the fund.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$95,851,738	$33,962,930
U.S. government securities (Long-term)	—	—
Total	$95,851,738	$33,962,930

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The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

At the close of the reporting period, the Putnam Sustainable Retirement Funds owned 78.8% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/25
Short-term investments
Putnam Government Money Market Fund Class P *	$—	$82,476,162	$81,530,971	$42,159	$945,191
Total Short-term investments	$—	$82,476,162	$81,530,971	$42,159	$945,191
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Investing in companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Franklin Advisers may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its ESG investment criteria.

Note 7: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $23,465 as a capital gain dividend with respect to the taxable year ended April 30, 2025, or, if subsequently determined to be different, the net capital gain of such year.

For the reporting period, the fund hereby designates $5,427,895, or the maximum amount allowable by law, as interest income eligible to be treated as Section 163(j) interest dividends.

The Form 1099 that will be mailed to you in January 2026 will show the tax status of all distributions paid to your account in calendar 2025.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Board approval of management and subadvisory agreements

Not applicable

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© 2025 Franklin Templeton. All rights reserved.	39497-AFSOI 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s [principal/chief executive officer] and [principal/chief financial officer] have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934. .

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: June 27, 2025